Financial Risk Management (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
SCHEDULE OF FOREIGN CURRENCY RISK

The following tables detail the Company’s exposure to foreign currency risk as at December 31, 2025 and 2024, including a sensitivity analysis to changes in foreign exchange rates:

	December 31, 2025			December 31, 2024
	USD	Change in currency	Effect on income (loss)	USD	Change in currency	Effect on income (loss)
Net monetary assets	$2,905,905	10%	$398,498	$1,033,259	10%	$148,803
Net monetary liabilities	($9,806,493)	10%	($1,344,804)	($2,819,665)	10%	($406,068)